ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2011
Power Solar System Co., Ltd.
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Wuxi Suntech Power Co., Ltd. (Wuxi Suntech)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Luoyang Suntech Power Co., Ltd. (Luoyang Suntech)
Information pertaining to major subsidiaries
Percentage of Ownership	91.00%
Suntech America, Inc. (Suntech America)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Suntech Power Japan Corporation (Suntech Japan), previously MSK Corporation
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Suntech Power Co., Ltd. (Shanghai Suntech)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Suntech Energy Engineering Co., Ltd. (SEE)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Suntech Power Investment Pte. Ltd. (Suntech Singapore)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Suntech Power International Ltd, Zurich (Suntech Swiss)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Bright Path Holdings Limited (Bright Path)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Kuttler Automation Systems (Suzhou) Co., Ltd.
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Yangzhou Suntech Power Co. Ltd. (YZ Suntech)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Yangzhou Rietech Renewal Energy Company (YZ Rietech)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Zhenjiang Rende New Energy Science Technology Co., Ltd. (ZJ Rende)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%
Zhenjiang Rietech New Energy Science Technology Co., Ltd. (ZJ Rietech)
Information pertaining to major subsidiaries
Percentage of Ownership	100.00%